Earnings (Loss) Per Share - Summary of Potential Ordinary Shares Outstanding Excluded from Calculation of Diluted Earnings (Loss) Per Ordinary Share Effect of Anti-Dilutive (Detail) (Stock option [Member])
	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Stock option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares issuable	3,829,315	9,694,417	9,722,728